UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2012

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         November 14, 2012

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total: 553418









AFFYMETRIX INC	 		NOTE 4.000% 7/0   00826TAH1		   4766		       4900000	     PRN

A123 SYS INC	 		NOTE 3.750% 4/1   03739TAA6		   9758		      26556000	     PRN

CEMEX SAB DE CV	 		NOTE 3.250% 3/1   151290BB8		   6433		       6500000	     PRN

COMPUCREDIT HLDGS CORP	 	NOTE 5.875%11/3   20478NAD2		    791		       2000000	     PRN

COMPUCREDIT HLDGS CORP	 	COM 		  20478T107		   1860		        500000	      SH

DENDREON CORP	 		NOTE 2.875% 1/1   24823QAC1		   6671		      10000000	     PRN

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		  23194		      28275000	     PRN

EXELIXIS INC	 		NOTE 4.250% 8/1   30161QAC8		   3691		       3500000	     PRN

FRONTLINE LIMITED	 	COM 		  G3682E127		   1353		        350000	      SH

GENCO SHIPPING & TRADING LTD	NOTE 5.000% 8/1   36869MAA3		    198		        472000	     PRN

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  16994		       1233266	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		  31269		       3785641	      SH

GLOBALSTAR INC	 		NOTE 5.750% 4/0   378973AA9		   5763		      12897000	     PRN

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		  62396		       5591022	      SH

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		   1866		        100000	      SH

KKR FINANCIAL HLDGS LLC	 	NOTE 7.500% 1/1   48248AAD0		  47155		      31501000	     PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		  17490		      27900000	     PRN

LIBERTY INTERACTIVE CORP	RIGHT 99/99/9999  53071M112		   2781		        205428	      SH

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		  15419		        961890	      SH

MGM RESORTS INTERNATIONAL	COM 		  552953101		   3849		        358000	      SH

MANNKIND CORP	 		NOTE 5.750% 8/1   56400PAC6		  11750		      19000000	     PRN

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		  74308		      59000000	     PRN

MOLYCORP INC DEL	 	NOTE 6.000% 9/0   608753AF6		  14987		      12909000	     PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		  13640		      13848000	     PRN

OMNICARE INC	 		NOTE 3.750%12/1   681904AN8		  18605		      13125000	     PRN

RAIT FINANCIAL TRUST	 	NOTE 7.000% 4/0   749227AA2		  13568		      13859000	     PRN

RADIAN GROUP INC	 	NOTE 3.000%11/1   750236AK7		  19313		      25750000	     PRN

SANOFI	 			RIGHT 12/31/2020  80105N113		  13959		       8308702	      SH

SEALY CORP	 		SR SECD 3RD 8% 	  812139400		  10357		        139592	      SH

SOLARFUN POWER HOLDINGS CO L	NOTE 3.500% 1/1   83415UAB4		   8826		      11500000	     PRN

STANDARD PAC CORP NEW	 	NOTE 1.250% 8/0   85375CBC4		   3865		       3500000	     PRN

SUNTRUST BKS INC	 	W EXP 11/14/201   867914111		    546		        158300	      SH

SUNTECH PWR HLDGS CO LTD	NOTE 3.000% 3/1   86800CAE4		   4419		       9050000	     PRN

TELEPHONE & DATA SYS INC	COM NEW 	  879433829		  25260		        986347	      SH

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		  21128		       9000000	     PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		   8507		      20375000	     PRN

VERSO PAPER CORP	 	COM 		  92531L108		   2461		       1538190	      SH

VISTEON CORP	 		COM NEW 	  92839U206		  12756		        286906	      SH

WINTRUST FINANCIAL CORP	 	W EXP 12/19/201   97650W157		   2413		        128805	      SH

XPO LOGISTICS INC	 	COM 		  983793100		    513		         41894	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115	 	   8548		       2374550	      SH







                                                                                   553418